Standards Issued But Not Yet Effective (Tables)	12 Months Ended
Dec. 31, 2024
Standards Issued But Not Yet Effective [Abstract]
Schedule of Financial Statements are Disclosed Below

The new and amended standards that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective.

Amendments to IAS 21	Lack of Exchangeability[1]
Amendments to IFRS 10 and IAS 28	Sale or contribution of assets between an investor and its associate or joint venture[2]
Amendments to IFRS 9 and IFRS 7	Classification and Measurement of Financial Instruments[1]
Amendments to IFRS 18 and	Presentation and Disclosure in Financial Statements[1]
Amendments to IFRS 19	Subsidiaries without Public Accountability Disclosures[1]

1.	Effective for annual periods beginning on or after 1 January 2024

2.	No mandatory effective date yet determined but available for adoption